UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-739-3371

Date of fiscal year end:	January 31, 2009

Date of reporting period:	October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares
(000)		Value*
COMMON STOCK-60.4%
	Aerospace/Defense-1.8%
74	L-3 Communications Holdings, Inc.	$6,030,931

	Automotive-1.2%
226	Johnson Controls, Inc.	4,005,207

	Beverages-5.4%
148	Coca-Cola Co.	6,542,910
127	Molson Coors Brewing Co.—Cl. B	4,755,928
114	PepsiCo, Inc. (a)	6,499,140
		17,797,978

	Commercial Services-1.6%
140	McKesson Corp.	5,150,600

	Computers-4.2%
379	EMC Corp. (e)	4,459,908
67	International Business Machines Corp.	6,210,396
61	Research In Motion, Ltd. (e)	3,066,144
		13,736,448
	Cosmetics/Personal Care-2.4%
121	Procter & Gamble Co.	7,835,156

	Electric-0.7%
92	Constellation Energy Group, Inc.	2,227,320

	Electronics-1.3%
149	Amphenol Corp. —Cl. A	4,268,850

	Healthcare Products-3.5%
111	Baxter International, Inc. (a)	6,720,439
27	Intuitive Surgical, Inc. (e)	4,660,146
		11,380,585
	Insurance-0.8%
87	Prudential Financial, Inc. (a)	2,610,000

	Internet-1.5%
14	Google, Inc. —Cl. A (e)	5,031,040

	Machinery-3.5%
137	AGCO Corp. (e)	4,321,392
101	Deere & Co.	3,890,704
108	Joy Global, Inc.	3,124,044
		11,336,140

	Metals & Mining-1.6%
70	Freeport-McMoRan Copper & Gold, Inc.	2,037,000
97	Peabody Energy Corp.	3,330,215
		5,367,215
	Miscellaneous Manufacturing-0.8%
142	Textron, Inc.	2,520,480

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares
(000)			Value*
	Oil & Gas-5.6%
69	Diamond Offshore Drilling, Inc.		$6,118,320
96	National Oilwell Varco, Inc. (e)		2,863,462
90	Occidental Petroleum Corp. (a)		4,987,492
81	Schlumberger Ltd.		4,204,310
			18,173,584
	Pharmaceuticals-6.6%
137	Abbott Laboratories (a)		7,555,550
164	Gilead Sciences, Inc. (e)		7,519,400
172	Medco Health Solutions, Inc. (e)		6,542,580
			21,617,530
	Retail-3.8%
119	McDonald's Corp. (a)		6,876,291
139	Target Corp.		5,560,632
			12,436,923
	Semi-conductor Equipment-3.4%
354	Intel Corp.		5,672,000
289	Texas Instruments, Inc.		5,648,928
			11,320,928
	Software-3.8%
260	Microsoft Corp.		5,816,965
367	Oracle Corp. (e)		6,717,917
			12,534,882
	Telecommunications-6.9%
314	Cisco Systems, Inc. (a) (e)		5,574,449
156	Harris Corp.		5,590,225
142	Qualcomm, Inc.		5,425,268
202	Verizon Communications, Inc.		5,993,340
			22,583,282

	Total Common Stock (cost-$329,331,716)		197,965,079

CONVERTIBLE PREFERRED STOCK-24.0%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.6%
39	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	2,012,750

	Banking-4.0%
	Bank of America Corp.,
4	7.25%, 12/31/49, Ser. L	A1/A	2,995,525
68	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (f)	Aa2/AA	4,021,779
	Wachovia Corp.,
134	13.15%, 3/30/09, Ser. GE, (General Electric Co.) (f)	A1/AA-	2,510,075
92	14.10%, 4/1/09, Ser. JPM, (JP Morgan Chase & Co.) (f)	A1/AA-	3,459,623
			12,987,002

	Commercial Services-0.5%
102	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	1,741,650

	Diversified Financial Services-8.2%
94	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	3,034,182
	Credit Suisse Group,
174	11.00%, 3/16/09, Ser. MSFT, (Microsoft Corp.) (f)	Aa1/AA-	4,032,614
72	11.00%, 4/25/09, Ser. KO, (Coca-Cola Corp.) (f)	Aa1/AA-	3,603,866
	Eksportfinans AS,
102	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard, Co. ) (f)	Aaa/AA+	3,971,388
28	10.00%, 6/13/09, Ser. AAPL (Apple Inc.) (f)	Aaa/AA+	4,061,087
288	13.00%, 11/1/08, Ser. TWX, (Time Warner, Inc.) (f)	Aaa/A+	3,270,881
199	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO
	(Cisco Systems, Inc.) (f)	Aa3/NR	3,931,238
	Lehman Brothers Holdings, Inc., (g) (h),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	B3/NR	673,534
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (f)	B3/NR	455,285
			27,034,075

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Electric-3.3%
102	AES Trust III, 6.75%, 10/15/29	B3/B-	$3,667,710
82	Entergy Corp., 7.625%, 2/17/09	NR/BBB	3,864,336
15	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	3,128,751
			10,660,797
	Hand/Machine Tools-1.0%
5	Stanley Works, 6.53%, 5/17/12 (d)	A2/A	3,290,300

	Insurance-1.7%
181	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	1,568,403
145	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	3,883,272
			5,451,675
	Investment Companies-0.5%
62	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO	NR/NR	1,705,844
	(Companhia Vale do Rio Doce) (f)

	Oil & Gas-0.6%
27	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	2,071,763

	Pharmaceuticals-0.9%
22	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	2,975,500

	Real Estate (REIT)-0.5%
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	1,502,925

	Sovereign-1.1%
54	Svensk Exportkredit AB, 12.50%, 12/12/08, Ser. XOM
	(Exxon Mobil Corp.) (f)	Aa1/AA+	3,795,488

	Telecommunications-1.1%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	3,681,978

	Total Convertible Preferred Stock (cost-$130,287,163)		78,911,747

CONVERTIBLE BONDS & NOTES-8.6%
Principal
Amount
(000)
	Auto Manufacturers-0.4%
$4,575	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	1,292,438

	Commercial Services-1.4%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B	4,686,000

	Computers-1.4%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	4,703,375

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Electrical Components & Equipment-0.4%
$4,605	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	$1,433,306

	Entertainment-1.1%
4,300	Regal Entertainment Group, 6.25%, 3/15/11 (b) (c)	NR/NR	3,440,000

	Oil & Gas-0.6%
2,345	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	1,796,856

	Real Estate (REIT)-0.9%
5,950	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB-	3,079,125

	Telecommunications-2.4%
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	3,605,100
4,700	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	2,608,500
3,730	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	1,510,650
			7,724,250

	Total Convertible Bonds & Notes (cost-$43,462,795)		28,155,350

CORPORATE BONDS & NOTES-3.0%
	Apparel-0.1%
500	Levi Strauss., 9.75%, 1/15/15	B2/B+	352,500

	Computers-0.4%
2,300	Unisys Corp., 8.00%, 10/15/12	B2/B+	1,463,375

	Diversified Financial Services-0.1%
500	GMAC LLC, 6.75%, 12/1/14	Caa/B-	252,759

	Miscellaneous Manufacturing-0.2%
1,000	Polypore, Inc., 8.75%, 5/15/12	B3/B-	805,000

	Oil & Gas-0.9%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	2,929,500

	Paper Products-0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	550,000

	Telecommunications-1.1%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B1/BB	3,611,000

	Total Corporate Bonds & Notes (cost-$13,524,149)		9,964,134

U.S. GOVERNMENT SECURITIES-0.7%
2,000	United States Treasury Notes, 12.50%, 8/15/14		2,169,064
	(cost-$2,197,500)

SHORT-TERM INVESTMENT-2.8%
	Time Deposit-2.8%
9,218	Citibank—London, 0.17%, 11/3/08
	(cost-$9,217,509)		9,217,509

	Total Investments, before call options written (cost-$528,020,832)-99.5%		326,382,883

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (e)-(0.0)%
960	Abbott Laboratories, strike price $60, expires 11/22/08	$(38,400)
770	Baxter International, Inc., strike price $70, expires 11/22/08	(15,400)
2,195	Cisco Systems, Inc., strike price $27, expires 11/22/08	(2,195)
845	McDonalds Corp., strike price $67.50, expires 11/22/08	(8,450)
630	Occidental Petroleum Corp., strike price $95, expires 11/22/08	(3,150)
800	PepsiCo, Inc., strike price $75, expires 11/22/08	(8,000)
610	Prudential Financial, Inc., strike price $85, expires 11/22/08	(21,350)

	Total Call Options Written (premium received-$976,636)	(96,945)

	Total Investments, net of call options written (cost-$527,044,196)-99.5%	326,285,938

	Other assets less other liabilities -0.5%	1,638,246
	Net Assets-100.0%	$327,924,184

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)

144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $3,440,000, representing 1.05% of net assets.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2008.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(g)	Issuer in default.
(h)	Fair-valued —Securities with an aggregate value of $1,128,819, representing 0.34% of net assets.

Glossary:
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2008 (unaudited)

Other Investments:

          Transactions in call options written for the nine months ended October 31, 2008:

	Contracts	Premiums
Options outstanding, January 31, 2008	32,480	$4,595,709
Options written	107,486	13,291,418
Options terminated in closing purchase transactions	(26,468)	(3,449,286)
Options expired	(105,831)	(13,369,428)
Options exercised	(857)	(91,777)
Options outstanding, October 31, 2008	6,810	$976,636

Fair Value Measurements—Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$244,397,120
Level 2 — Other Significant Observable Inputs	80,759,999
Level 3 — Significant Unobservable Inputs	1,128,819
Total	$326,285,938

A roll forward of fair value measurement using significant unobservable inputs (Level 3) as of October 31, 2008, were as follows:

Investments in
Securities
Beginning balance, January 31, 2008	$ -
Net purchases (sales) and settlements	-
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	-
Transfers in and/or out of Level 3	1,128,819
Ending balance, October 31, 2008	$1,128,819

Item 2. Controls and Procedures

a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2008